12. Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Loss before tax	€ (41,365)	€ (32,361)	€ (19,476)
Income tax benefit at tax rate of 29.825%	12,337	9,652	5,809
Adjustments of deferred tax assets	(11,196)	(9,822)	(5,318)
Adjustments for local tax rates	(41)	5	(34)
Non deductible expenses	(803)	(72)	(515)
Other	(298)	233	57
Income taxes	€ (1)	€ (4)	€ (1)